Commitments and Contingencies - Schedule of Maturity Payments of Operating Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 190,413
2021	156,868	$ 156,868
2022	113,565	113,565
2023	116,969	116,969
2024	120,476	120,476
2025	124,091	124,091
2026	127,814	127,814
2027	64,692	64,692
Total	$ 1,014,888	$ 1,089,739